Earnings Per Share - (Detail Textuals) (Stock Options)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities share amount	100,235	104,035